Expenses by nature - Schedule of Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
COGS	$ 1,393	$ 0	$ 0
Research and development expenses	158,002	142,032	107,537
Selling and marketing expenses	64,780	22,101	0
General and administrative expenses	71,462	55,130	14,202
Total operating expense	295,637	219,263	121,739
External Costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expenses	91,875	97,768	82,621
Selling and marketing expenses	28,817	11,887	0
General and administrative expenses	21,486	13,637	9,067
Employee Expenses
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expenses	66,127	44,264	24,916
Selling and marketing expenses	35,963	10,214	0
General and administrative expenses	$ 49,976	$ 41,493	$ 5,135